UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

Leader Short Term Bond Fund
Schedule of Investments
August 31, 2007
(Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS 16.92%
Beazer Homes USA
8.625%, 05/15/2011	$700,000	$563,500
Bombardier, Inc.
6.300%, 05/01/2014(e) (Acquired 11/09/2006, Cost $375,990) (a)	400,000	384,000
Bowater Canada Finance
7.950%, 11/15/2011	500,000	427,500
Bowater Inc.
9.375%, 12/15/2021	200,000	159,000
Cellu Tissue Holdings
9.750%, 03/15/2010	250,000	240,000
Clear Channel Communications
7.650%, 09/15/2010	450,000	447,484
Eastman Kodak Co.
3.375%, 10/15/2033	500,000	528,750
Fairfax Financial Holdings Ltd.
6.875%, 04/15/2008	50,000	49,250
7.750%, 04/26/2012	700,000	691,250
7.375%, 04/15/2018	500,000	451,250
Ford Motor Co.
7.450%, 07/16/2031	1,000,000	755,000
General Motors Corp.
6.750%, 12/01/2014	250,000	212,456
Lyon William Homes, Inc.
10.750%, 04/01/2013	500,000	402,500
Qwest Capital Funding, Inc.
7.250%, 02/15/2011	250,000	247,500
Rite Aid Corp
8.125%, 05/01/2010	700,000	703,500
SLM Corp.
5.000%, 10/01/2013	900,000	779,217
TOTAL CORPORATE BONDS (Cost $7,429,028)		7,042,157

FOREIGN BONDS 17.03%
Brazil 1.44%
Federal Republic of Brazil
12.500%, 01/05/2016	1,020,000	595,260
France 1.19%
Cse D'amort
17.250%, 12/19/2007	650,000	495,378
Germany 3.92%
Kreditanst Fur Wei
11.750%, 08/08/2008	105,000,000	1,623,453
Mexico 2.25%
Mexican Fixed Rate Bonds
9.000%, 12/24/2009	10,000,000	933,445
Netherlands 1.62%
Rabobank
17.250%, 01/19/2012	850,000	669,929
Supranational Bank 6.68%
European Investment Bank
9.500%, 05/30/2008	4,400,000,000	473,504
18.500%, 03/20/2009	1,500,000	1,174,908
Int Bk Recon 11.25%
11.250%, 01/04/2008	1,500,000	1,122,774
TOTAL FOREIGN BONDS (Cost $7,045,759)		7,088,651

	Shares	Value
INVESTMENT COMPANIES 1.21%
ProFunds UltraShort Emerging Markets ProFund - Investor Class	40,000	503,200

TOTAL INVESTMENT COMPANIES (Cost $531,200)		503,200

	Principal
	Amount	Value
COMMERCIAL PAPER 31.09%
Computer Sciences
0.000%, 09/04/2007(a)	1,000,000	999,508
0.000%, 10/15/2007(a)	1,000,000	992,545
Donnelley & Sons Co.
0.000%, 09/11/2007(a)	1,000,000	998,333
Harris
0.000%, 09/04/2007(a)	1,500,000	1,499,288
Kellogg Co.
0.000%, 10/24/2007(a)	1,500,000	1,486,860
Kitty Hawk, Inc.
0.000%, 10/26/2007(a)	1,500,000	1,486,250
PepsiAmericas, Inc.
0.000%, 09/20/2007(a)	1,000,000	997,103
Ranger
0.000%, 10/26/2007(a)	1,500,000	1,486,135
Sherwin Williams Co.
0.000%, 09/07/2007(a)	3,000,000	2,997,025

TOTAL COMMERCIAL PAPER (Cost $12,943,047)		12,943,047

ASSET BACKED SECURITIES 3.60%
Core Investment Grade Trust
Series 2002-1, 4.727%, 11/30/2007	1,500,000	1,495,399

TOTAL ASSET BACKED SECURITIES (Cost $1,496,994)		1,495,399

U.S. GOVERNMENT AGENCIES & OBLIGATIONS 10.44%
Federal National Mortgage Association, Principle Only
0.000%, 08/25/2036 (b)(c)	349,535	293,828
Federal Home Loan Mortgage Corp.
3.540%, 06/15/2035 (a) (c)	385,003	358,053
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 01/15/2035 (b) (c)	243,047	213,881
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 02/15/2036 (b) (c)	606,837	548,050
Federal Home Loan Mortgage Corp.
5.298%, 09/15/2036 (a) (c)	383,301	381,265
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 09/15/2036 (b) (c)	599,069	568,742
Federal Home Loan Mortgage Corp., Principal Only
0.000%, 09/15/2036 (b) (c)	510,368	476,875
U.S. Treasury Strips
0.000%, 11/15/2015 (b)	5,000	3,438
Federal Home Loan Bank
5.500%, 05/21/2009	1,500,000	1,500,472

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $4,324,490)		4,344,604

	Shares
MONEY MARKET 3.88%
Fidelity Institutional Money Market Portfolio, 5.23% (d)	19,535	19,535
Reserve Primary Fund, 5.220% (a)
	1,616,860	1,616,860

TOTAL MONEY MARKET (Cost $1,636,395)		1,636,395

Total Investments (Cost $35,406,913) 84.18%		35,053,453
Other Assets in Excess of Liabilities 15.82%		6,585,721
TOTAL NET ASSETS 100.00%		$41,639,174

Percentages are stated as a percent of net assets.

(a) Section 4(2) paper which is unregistered and restricted on its resale.
(b) Non-income producing.
(c) Collateralized mortgage obligation (CMO).
(d) Variable Rate security; the money market rate shown represents the rate at August 31, 2007.
(e) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$35,406,913
Gross unrealized appreciation	221,392
Gross unrealized depreciation	(574,852)
Net unrealized depreciation	(353,460)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    November 9, 2007